Supplemental Condensed Combining Information (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Dec. 31, 2011
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the nine months ended September 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,425,618	$-	$9,986,851	$(2,106,929)	$9,305,540
Cost of revenue	-	-	900,803	-	7,439,187	(2,071,617)	6,268,373
Gross profit	-	-	524,815	-	2,547,664	(35,312)	3,037,167
Operating expenses (income):
Selling, general and administrative (1)	1	60,673	154,172	17,424	1,240,980	(4,989)	1,468,261
Research and development	-	-	51,277	-	29,267	-	80,544
Operating (loss) income	(1)	(60,673)	319,366	(17,424)	1,277,417	(30,323)	1,488,362
Other (income) expense:
Interest, net	(3,640)	61,131	5,793	68,045	94,962	(12,049)	214,242
Other, net	-	(948,275)	217,715	(525,845)	-	1,256,405	-
Income (loss) before income taxes	3,639	826,471	95,858	440,376	1,182,455	(1,274,679)	1,274,120
Income tax expense (benefit)	1,345	65,754	88,905	(33,718)	483,737	(169,966)	436,057
Net Income (loss)	2,294	760,717	6,953	474,094	698,718	(1,104,713)	838,063
Net Income attributable to noncontrolling interests	-	-	-	-	-	77,346	77,346
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2,294	$760,717	$6,953	$474,094	$698,718	$(1,182,059)	$760,717

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the nine months ended September 30, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,394,861	$-	$10,838,232	$(2,138,427)	$10,094,666
Cost of revenue	-	-	890,050	-	8,014,600	(2,118,678)	6,785,972
Gross profit	-	-	504,811	-	2,823,632	(19,749)	3,308,694
Operating expenses (income):
Selling, general and administrative (1)	-	27,391	148,291	17,612	1,336,427	36,213	1,565,934
Research and development	-	-	51,298	-	32,029	-	83,327
Operating (loss) income	-	(27,391)	305,222	(17,612)	1,455,176	(55,962)	1,659,433
Other (income) expense:
Investment gain	-	-	-	-	(139,600)	-	(139,600)
Interest, net	(5,125)	160,923	1,580	111,308	43,204	(850)	311,040
Other, net	-	(1,175,959)	201,306	(723,885)	-	1,698,538	-
Income (loss) before income taxes	5,125	987,645	102,336	594,965	1,551,572	(1,753,650)	1,487,993
Income tax expense (benefit)	1,877	57,948	88,213	(50,859)	555,710	(190,535)	462,354
Net Income (loss)	3,248	929,697	14,123	645,824	995,862	(1,563,115)	1,025,639
Net Income attributable to noncontrolling interests	-	-	-	-	-	95,942	95,942
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$3,248	$929,697	$14,123	$645,824	$995,862	$(1,659,057)	$929,697

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

Balance sheet information segregated by issuers and guarantors
	At September 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$2,755	$187	$-	$616,159	$(50)	$619,051
Trade accounts receivable, less allowance for doubtful accounts	-	-	165,623	-	2,789,676	-	2,955,299
Accounts receivable from related parties	1,251,667	3,934,285	1,351,900	4,982,840	7,700,937	(19,083,544)	138,085
Inventories	-	-	261,319	-	893,425	(128,630)	1,026,114
Prepaid expenses and other current assets	-	72,463	35,092	100	827,944	705	936,304
Deferred taxes	-	-	-	-	270,189	(1,262)	268,927
Total current assets	1,251,667	4,009,503	1,814,121	4,982,940	13,098,330	(19,212,781)	5,943,780

Property, plant and equipment, net	-	580	197,054	-	2,791,603	(116,649)	2,872,588
Intangible assets	-	573	58,123	-	660,402	-	719,098
Goodwill	-	-	53,750	-	11,265,034	-	11,318,784
Deferred taxes	-	44,171	-	-	110,147	(62,256)	92,062
Other assets	-	10,451,385	649,364	8,296,313	(5,004,492)	(13,478,549)	914,021
Total assets	$1,251,667	$14,506,212	$2,772,412	$13,279,253	$22,921,024	$(32,870,235)	$21,860,333

Current liabilities:
Accounts payable	$-	$1,047	$30,098	$-	$483,049	$-	$514,194
Accounts payable to related parties	-	1,619,854	1,394,204	3,143,570	13,108,157	(19,139,033)	126,752
Accrued expenses and other current liabilities	11,833	36,874	126,250	232,991	1,393,154	7,997	1,809,099
Short-term borrowings	-	83	-	-	114,394	-	114,477
Short-term borrowings from related parties	-	-	-	-	94,611	-	94,611
Current portion of long-term debt and capital lease obligations	-	419,985	-	50,000	28,709	-	498,694
Income tax payable	-	118,223	-	-	41,819	(533)	159,509
Deferred taxes	-	1,792	10,638	-	63,879	(42,031)	34,278
Total current liabilities	11,833	2,197,858	1,561,190	3,426,561	15,327,772	(19,173,600)	3,351,614

Long term debt and capital lease obligations, less current portion	1,173,630	511,952	-	777,286	8,287,790	(3,016,992)	7,733,666
Long term borrowings from related parties	-	3,147,756	199,109	408,942	(1,875,798)	(1,880,009)	-
Other liabilities	-	6,228	13,901	-	223,777	23,690	267,596
Pension liabilities	-	6,493	156,201	-	134,303	-	296,997
Income tax payable	2,122	259	-	-	35,961	115,044	153,386
Deferred taxes	-	-	29	-	639,289	(21,864)	617,454
Total liabilities	1,187,585	5,870,546	1,930,430	4,612,789	22,773,094	(23,953,731)	12,420,713

Noncontrolling interests subject to put provisions	-	-	-	-	546,266	-	546,266
Total FMC-AG & Co. KGaA shareholders' equity	64,082	8,635,666	841,982	8,666,464	(656,024)	(8,916,504)	8,635,666
Noncontrolling interests not subject to put provisions	-	-	-	-	257,688	-	257,688
Total equity	64,082	8,635,666	841,982	8,666,464	(398,336)	(8,916,504)	8,893,354
Total liabilities and equity	$1,251,667	$14,506,212	$2,772,412	$13,279,253	$22,921,024	$(32,870,235)	$21,860,333

	At December 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$2	$144	$-	$457,145	$-	$457,292
Trade accounts receivable, less allowance for doubtful accounts	-	-	143,313	-	2,655,005	-	2,798,318
Accounts receivable from related parties	1,273,649	3,507,671	1,058,327	700,929	4,214,468	(10,644,036)	111,008
Inventories	-	-	224,601	-	857,521	(114,626)	967,496
Prepaid expenses and other current assets	-	195,428	16,973	50	834,932	(12,017)	1,035,366
Deferred taxes	-	32,466	-	-	266,164	26,909	325,539
Total current assets	1,273,650	3,735,567	1,443,358	700,979	9,285,235	(10,743,770)	5,695,019

Property, plant and equipment, net	-	356	175,798	-	2,560,913	(107,366)	2,629,701
Intangible assets	-	266	54,811	-	631,575	-	686,652
Goodwill	-	-	53,788	-	9,132,862	-	9,186,650
Deferred taxes	-	15,923	2,457	-	125,462	(55,683)	88,159
Other assets	-	8,142,771	653,871	10,995,245	(6,082,225)	(12,462,993)	1,246,669
Total assets	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Current liabilities:
Accounts payable	$-	$668	$26,463	$-	$514,292	$-	$541,423
Accounts payable to related parties	3,700	1,547,946	1,057,625	1,557,976	6,697,551	(10,753,572)	111,226
Accrued expenses and other current liabilities	29,771	156,119	102,410	2,132	1,406,886	6,955	1,704,273
Short-term borrowings	-	94	-	-	98,707	-	98,801
Short-term borrowings from related parties	-	-	-	-	(25,820)	53,833	28,013
Current portion of long-term debt and capital lease obligations	-	295,825	-	1,142,224	151,727	-	1,589,776
Income tax payable	2,016	128,218	-	-	32,120	-	162,354
Deferred taxes	-	-	7,292	-	28,799	(9,346)	26,745
Total current liabilities	35,487	2,128,870	1,193,790	2,702,332	8,904,262	(10,702,130)	4,262,611

Long term debt and capital lease obligations, less current portion	1,177,329	507,898	-	438,366	7,372,794	(4,001,577)	5,494,810
Long term borrowings from related parties	-	1,348,717	203,156	408,942	(399,065)	(1,561,750)	-
Other liabilities	-	2,424	12,977	183,839	11,553	25,835	236,628
Pension liabilities	-	5,163	146,555	-	138,775	-	290,493
Income tax payable	-	259	-	-	50,309	138,432	189,000
Deferred taxes	-	-	-	-	608,444	(20,644)	587,800
Total liabilities	1,212,816	3,993,331	1,556,478	3,733,479	16,687,072	(16,121,834)	11,061,342

Noncontrolling interests subject to put provisions	-	-	-	-	410,491	-	410,491
Total FMC-AG & Co. KGaA shareholders' equity	60,834	7,901,552	827,605	7,962,745	(1,603,206)	(7,247,978)	7,901,552
Noncontrolling interests not subject to put provisions	-	-	-	-	159,465	-	159,465
Total equity	60,834	7,901,552	827,605	7,962,745	(1,443,741)	(7,247,978)	8,061,017
Total liabilities and equity	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Statement of cash flows information segregated by issuers and guarantors
	For the nine months ended September 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$2,294	$760,717	$6,953	$474,094	$698,718	$(1,104,713)	$838,063
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(567,257)	-	(525,845)	-	1,093,102	-
Depreciation and amortization	-	767	35,261	5,769	381,993	(10,095)	413,695
Change in deferred taxes, net	-	17,442	1,030	-	19,224	(7,975)	29,721
(Gain) loss on sale of fixed assets and investments	-	-	(85)	-	(1,184)	-	(1,269)
(Gain) loss on investments	-	1,837	-	-	1	(1,838)	-
Compensation expense related to stock options	-	21,667	-	-	-	-	21,667
Cash inflow (outflow) from hedging	-	-	-	-	(58,718)	-	(58,718)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(23,343)	-	(203,847)	-	(227,190)
Inventories	-	-	(34,469)	-	(99,130)	28,154	(105,445)
Prepaid expenses and other current and non-current assets	-	(89,177)	(17,825)	28,054	12,944	407	(65,597)
Accounts receivable from / payable to related parties	(7,112)	(787,966)	(67,574)	44,846	841,409	(41,581)	(17,978)
Accounts payable, accrued expenses and other current and non-current liabilities	10,555	(32,968)	63,173	(563)	58,532	(2,100)	96,629
Income tax payable	1,345	27,322	-	(33,718)	33,062	(1,889)	26,122
Net cash provided by (used in) operating activities	7,082	(647,616)	(36,879)	(7,363)	1,683,004	(48,528)	949,700

Investing Activities:
Purchases of property, plant and equipment	-	(135)	(36,243)	-	(375,812)	15,584	(396,606)
Proceeds from sale of property, plant and equipment	-	-	582	-	15,914	-	16,496
Disbursement of loans to related parties	-	924,665	151	(1,107,710)	-	182,894	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(25,187)	(3,922)	-	(1,916,355)	774,171	(1,171,293)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	899,343	(39,432)	(1,107,710)	(2,276,253)	972,649	(1,551,403)

Financing Activities:
Short-term borrowings, net	-	80,567	76,274	(299)	(62,343)	-	94,199
Long-term debt and capital lease obligations, net	(64,560)	(164,933)	-	426,982	1,788,256	(182,894)	1,802,851
Redemption of trust preferred securities	-	-	-	-	(653,760)	-	(653,760)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(510,000)	-	(510,000)
Proceeds from exercise of stock options	-	58,995	-	-	9,565	-	68,560
Dividends paid	-	(280,649)	-	-	22	(22)	(280,649)
Capital increase (decrease)	57,500	-	-	688,390	28,281	(774,171)	-
Distributions to noncontrolling interest	-	-	-	-	(95,094)	-	(95,094)
Contributions from noncontrolling interest	-	-	-	-	18,193	-	18,193
Net cash provided by (used in) financing activities	(7,060)	(306,020)	76,274	1,115,073	523,120	(957,087)	444,300

Effect of exchange rate changes on cash and cash equivalents	-	(92,512)	3	-	122,965	22	30,478
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	22	(146,805)	(34)	-	52,836	(32,944)	(126,925)
Cash and cash equivalents at beginning of period	-	147,177	225	-	342,524	32,944	522,870
Cash and cash equivalents at end of period	$22	$372	$191	$-	$395,360	$-	$395,945

	For the nine months ended September 30, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$3,248	$929,697	$14,123	$645,824	$995,862	$(1,563,115)	$1,025,639
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(751,747)	-	(723,885)	-	1,475,632	-
Depreciation and amortization	-	356	34,877	-	432,726	(21,496)	446,463
Change in deferred taxes, net	-	9,518	5,757	-	61,782	(5,669)	71,388
(Gain) loss on sale of fixed assets and investments	-	(39)	(109)	-	(31,674)	-	(31,822)
Investment (gain)	-	-	-	-	(139,600)	-	(139,600)
Compensation expense related to stock options	-	19,685	-	-	-	-	19,685
Cash inflow (outflow) from hedging	-	1,318	-	-	(15,221)	-	(13,903)
Dividend income from equity method investees	-	36,339	-	-	3,416	-	39,755
Changes in assets and liabilities, net of amounts from businesses acquired:	-	-	-	-	-	-	-
Trade accounts receivable, net	-	-	(22,199)	-	19,309	-	(2,890)
Inventories	-	-	(36,526)	-	(19,777)	13,089	(43,214)
Prepaid expenses and other current and non-current assets	-	136,300	(20,822)	25,710	(11,204)	68	130,052
Accounts receivable from / payable to related parties	5,230	(325,366)	60,662	84,245	104,633	60,572	(10,024)
Accounts payable, accrued expenses and other current and non-current liabilities	(7,273)	9,271	45,374	894	12,220	(1,466)	59,020
Income tax payable	106	(9,813)	-	(50,859)	1,257	(23,866)	(83,175)
Net cash provided by (used in) operating activities	1,311	55,519	81,137	(18,071)	1,413,729	(66,251)	1,467,374

Investing Activities:
Purchases of property, plant and equipment	-	(399)	(58,818)	-	(420,367)	29,622	(449,962)
Proceeds from sale of property, plant and equipment	-	39	288	-	10,965	-	11,292
Disbursement of loans to related parties	-	(28,315)	90	960,074	-	(931,849)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(1,613,292)	(1,138)	-	(1,787,208)	1,612,807	(1,788,831)
Proceeds from divestitures	-	44	-	-	231,747	(44)	231,747
Net cash provided by (used in) investing activities	-	(1,641,923)	(59,578)	960,074	(1,964,863)	710,536	(1,995,754)

Financing Activities:
Short-term borrowings, net	-	26,118	(21,516)	-	67,723	-	72,325
Long-term debt and capital lease obligations, net	(1,312)	1,751,969	-	(942,003)	(844,418)	931,849	896,085
Increase (decrease) of accounts receivable securitization program	-	-	-	-	12,500	-	12,500
Proceeds from exercise of stock options	-	76,950	-	-	17,589	-	94,539
Dividends paid	-	(271,733)	-	-	(240)	240	(271,733)
Capital increase (decrease)	-	-	-	-	1,576,424	(1,576,424)	-
Distributions to noncontrolling interest	-	-	-	-	(131,783)	-	(131,783)
Contributions from noncontrolling interest	-	-	-	-	15,167	-	15,167
Net cash provided by (used in) financing activities	(1,312)	1,583,304	(21,516)	(942,003)	712,962	(644,335)	687,100

Effect of exchange rate changes on cash and cash equivalents	-	5,853	-	-	(2,814)	-	3,039
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1)	2,753	43	-	159,014	(50)	161,759
Cash and cash equivalents at beginning of period	1	2	144	-	457,145	-	457,292
Cash and cash equivalents at end of period	$0	$2,755	$187	$-	$616,159	$(50)	$619,051

Other comprehensive income statement segregated by issuers and guarantors
	For the nine months ended September 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2,294	$760,717	$6,953	$474,094	$698,718	$(1,104,713)	$838,063
Gain (loss) related to cash flow hedges	-	(110,961)	(181)	37,147	(15,326)	-	(89,321)
Actuarial gain (loss) on defined benefit pension plans	-	-	-	5,676	-	-	5,676
Gain (loss) related to foreign currency translation	-	12,784	1,781	-	(122,111)	815	(106,731)
Income tax (expense) benefit related to components of other comprehensive income	-	32,863	52	(16,860)	12,400	-	28,455
Other comprehensive income (loss), net of tax	-	(65,314)	1,652	25,963	(125,037)	815	(161,921)
Total comprehensive income	$2,294	$695,403	$8,605	$500,057	$573,681	$(1,103,898)	$676,142
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	76,549	76,549
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2,294	$695,403	$8,605	$500,057	$573,681	$(1,180,447)	$599,593

	For the nine months ended September 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$3,248	$929,697	$14,123	$645,824	$995,862	$(1,563,115)	$1,025,639
Gain (loss) related to cash flow hedges	-	(6,629)	(9)	11,725	9,806	-	14,893
Actuarial gain (loss) on defined benefit pension plans	-	22	276	13,229	10	-	13,537
Gain (loss) related to foreign currency translation	-	(14,402)	2	-	49,371	(2,180)	32,791
Income tax (expense) benefit related to components of other comprehensive income	-	3,629	(76)	(9,845)	(22,242)	-	(28,534)
Other comprehensive income (loss), net of tax	-	(17,380)	193	15,109	36,945	(2,180)	32,687
Total comprehensive income	$3,248	$912,317	$14,316	$660,933	$1,032,807	$(1,565,295)	$1,058,326
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	97,183	97,183
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$3,248	$912,317	$14,316	$660,933	$1,032,807	$(1,662,478)	$961,143